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                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH & INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                              AIM V.I. VALUE FUND


                        Supplement dated October 5, 1998
                      to the Prospectus dated May 1, 1998,
                as supplemented July 1, 1998 and October 2, 1998


The following paragraph should be inserted after the second full paragraph under the "CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES - DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES" section on page 15 of the Prospectus:

The Government Fund may engage in buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.